Loan Servicing	12 Months Ended
Dec. 31, 2023
Transfers and Servicing [Abstract]
Loan Servicing	Loan Servicing
The Company acquires servicing rights, and retains servicing rights related to certain of its sales or securitizations of residential mortgages, commercial mortgages, and other consumer loans. Servicing rights are capitalized by the Company as Loan servicing rights on the Consolidated Balance Sheets. Income earned by the Company on its loan servicing rights is derived primarily from contractually specified servicing fees, late fees, net of curtailment costs, and other ancillary fees.
Residential Mortgage Activities

The following tables summarize residential mortgage servicing activities:

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
UPB of residential mortgage loan servicing portfolio	$269,068	$274,028	$246,727
UPB of residential mortgage loans serviced for others, primarily agency conforming fixed rate	213,399	217,046	196,011
Mortgage loans sold with recourse	173	200	244
Maximum recourse exposure from mortgage loans sold with recourse liability	109	127	155
Indemnification, recourse and repurchase reserves	52	56	74

As of / For the Year Ended December 31, (Dollars in millions)	2023	2022	2021
UPB of residential mortgage loans sold from LHFS	$13,669	$26,643	$40,949
Pre-tax gains recognized on mortgage loans sold and held for sale	60	69	446
Servicing fees recognized from mortgage loans serviced for others	617	630	592
Approximate weighted average servicing fee on the outstanding balance of residential mortgage loans serviced for others	0.27%	0.31%	0.31%
Weighted average interest rate on mortgage loans serviced for others	3.56	3.48	3.44

The following table presents a roll forward of the carrying value of residential MSRs recorded at fair value:

(Dollars in millions)	2023	2022	2021
Residential MSRs, carrying value, January 1	$3,428	$2,305	$1,778
Acquired	123	321	355
Additions	249	428	640
Sales	(531)	—	—
Change in fair value due to changes in valuation inputs or assumptions(1)	88	766	225
Realization of expected net servicing cash flows, passage of time, and other	(269)	(392)	(693)
Residential MSRs, carrying value, December 31	$3,088	$3,428	$2,305
(1)The year ended December 31, 2023 includes realized gains on the portfolio sale of excess servicing.

The sensitivity of the fair value of the Company’s residential MSRs to changes in key assumptions is presented in the following table:

	December 31, 2023			December 31, 2022
	Range		Weighted Average	Range		Weighted Average
(Dollars in millions)	Min	Max		Min	Max
Prepayment speed	6.7%	18.2%	7.5%	8.6%	12.5%	9.0%
Effect on fair value of a 10% increase			$(82)			$(110)
Effect on fair value of a 20% increase			(160)			(211)
OAS	2.2%	12.0%	4.6%	1.2%	11.4%	4.0%
Effect on fair value of a 10% increase			$(60)			$(55)
Effect on fair value of a 20% increase			(118)			(108)
Composition of loans serviced for others:
Fixed-rate residential mortgage loans			99.6%			99.5%
Adjustable-rate residential mortgage loans			0.4			0.5
Total			100.0%			100.0%
Weighted average life			7.5 years			6.8 years

The sensitivity calculations above are hypothetical and should not be considered predictive of future performance. As indicated, changes in fair value based on adverse changes in assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in fair value may not be linear. Also, in the above table, the effect of an adverse variation in one assumption on the fair value of the MSRs is calculated without changing any other assumption; while in reality, changes in one factor may result in changes in another, which may magnify or counteract the effect of the change. See “Note 19. Fair Value Disclosures” for additional information on the valuation techniques used.
Commercial Mortgage Activities

The following table summarizes commercial mortgage servicing activities:

(Dollars in millions)	Dec 31, 2023	Dec 31, 2022
UPB of CRE mortgages serviced for others	$31,681	$36,622
CRE mortgages serviced for others covered by recourse provisions	9,661	9,955
Maximum recourse exposure from CRE mortgages sold with recourse liability	2,813	2,861
Recorded reserves related to recourse exposure	16	17
CRE mortgages originated during the year-to-date period	2,989	7,779
Commercial MSRs at fair value	272	301